Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis

Assets and Liabilities Measured at Fair Value on a Recurring Basis at December 31, 2012

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value as of December 31, 2012

Investment securities - available-for-sale:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$-	$9,247	$-	$9,247
Municipal notes	-	10,758	-	10,758
Corporate securities	-	1,150		1,150
Mortgage-backed securities	-	29,608	-	29,608
Equity securities	-	1	-	1

Total investment securities - available-for-sale	$-	$50,764	$-	$50,764

Assets and Liabilities Measured at Fair Value on a Recurring Basis at December 31, 2011

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value as of December 31, 2011

Investment securities - available-for-sale:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$-	$14,863	$-	$14,863
Municipal notes	-	7,276	-	7,276
Mortgage-backed securities	-	30,909	-	30,909
Equity securities	-	1	-	1

Total investment securities - available-for-sale	$-	$53,049	$-	$53,049

Assets Measured at Fair Value on Nonrecurring Basis

Assets Measured at Fair Value on a Nonrecurring Basis at December 31, 2012

	Balance at December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Impaired loans accounted for under FASB ASC 310-10	$6,835	$-	$-	$6,835

Other real estate owned -residential mortgages	$947	$-	$-	$947

Other real estate owned - commercial	$319	$-	$-	$319

Other repossessed assets	$1,121	$-	$-	$1,121

Total assets at fair value on a non-recurring basis				$8,772

Assets Measured at Fair Value on a Nonrecurring Basis at December 31, 2011

	Balance at December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Impaired loans accounted for under FASB ASC 310-10	$1,927	$-	$-	$1,927

Other real estate owned -residential mortgages	$1,087	$-	$-	$1,086

Other real estate owned - commercial	$1,015	$-	$-	$1,015

Other repossessed assets	$1,307	$-	$-	$1,307

Total assets at fair value on a non-recurring basis				$5,335

Estimated Fair Values and Related Carrying of Financial Instruments

December 31, 2012	Carrying Value	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(dollars in thousands)
Financial assets:
Cash and cash equivalents	$2,752	$2,752	$-	$-	$2,752
Securities available for sale	50,764	-	50,764	-	50,764
Securities held to maturity	2,345	-	2,570	-	2,570
Loans held for sale	79			84	84
Loans receivable - net	138,912	-	-	140,877	140,877
Federal Home Loan Bank stock	3,266	-	3,266	-	3,266
Accrued interest receivable	970	-	970	-	970

Financial liabilities:
Customer deposits	158,350	-	159,335	-	159,335
Federal Home Loan Bank advances	26,358	-	26,493	-	26,493
REPO sweep accounts	3,183	-	3,183	-	3,183
Accrued interest payable	100	-	100	-	100

December 31, 2011	Carrying Value	Total Estimated Fair Value
	(dollars in thousands)

Financial assets:
Cash and cash equivalents	$2,749	$2,749
Securities available for sale	53,049	53,049
Securities held to maturity	2,435	2,665
Loans receivable - net	140,884	146,018
Federal Home Loan Bank stock	3,266	3,266
Accrued interest receivable	1,149	1,149

Financial liabilities:
Customer deposits	150,649	151,693
Federal Home Loan Bank advances	34,500	34,827
REPO sweep accounts	5,592	5,592
Accrued interest payable	148	148